Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk [member] - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 75,935,163	$ 42,747,797
AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,668,954	9,326,422
Aaa [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	36,622	565
Aaa.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	196,475	117,712
AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	58,041	1,153,208
AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	283,224	864,685
AA(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,161	54,610
raAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	447,942
AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	276	310,416
A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	142,196	188,641
A1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	14,063	21,456
A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	73,397	24,040
A(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	29,450	104,592
A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	41,041	55,729
A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	146,997	279,262
BBB+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,326	4,483
Baal.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	14,848
BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	47,610	1,104
BBB(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	31,173
BBB- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	266,229	1,289,436
Baa3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	113,517	2,096,012
B+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	511
B- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,098	29,711
CCC(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	209,248
No rating [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	70,097,764	26,367,677
AAA(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		33,736
raAAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		37,322
Aa2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		56,894
Aa3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		13,338
A2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,783
Baa1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		281,969
raBBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,506
Baa2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		24,140
B2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		5,348
Government bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,485,407	1,252,988
Government bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,473,352	1,252,988
Government bonds [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,544
Government bonds [member] | B+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	511
Provincial bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	983,795	3,689,954
Provincial bonds [member] | raAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	447,942
Provincial bonds [member] | A3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	146,997	279,262
Provincial bonds [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,110	1,104
Provincial bonds [member] | BBB- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	266,229	1,289,436
Provincial bonds [member] | Baa3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	113,517	2,096,012
Provincial bonds [member] | Baa2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		24,140
Autonomous city of buenos aires bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	42,239	1,131,770
Autonomous city of buenos aires bonds [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	37,166	1,030,605
Autonomous city of buenos aires bonds [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		35,488
Autonomous city of buenos aires bonds [member] | Baal.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,073
Autonomous city of buenos aires bonds [member] | Baa1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		65,677
Treasury bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,188,365	7,848,448
Treasury bills [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,116,944	7,848,448
Treasury bills [member] | A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,071
Treasury bills [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	70,350
Argentine Central Banks Bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	70,097,764	26,367,677
Argentine Central Banks Bills [member] | No rating [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	70,097,764	26,367,677
Private securities [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,137,593	2,456,960
Private securities [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	78,658	224,986
Private securities [member] | Aaa [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	36,622	565
Private securities [member] | Aaa.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	196,475	117,712
Private securities [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,875	122,603
Private securities [member] | AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	283,224	864,685
Private securities [member] | AA(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,161	54,610
Private securities [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	276	274,928
Private securities [member] | A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	141,125	188,641
Private securities [member] | A1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	14,063	21,456
Private securities [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,047	24,040
Private securities [member] | A(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	29,450	104,592
Private securities [member] | A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	41,041	55,729
Private securities [member] | BBB+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,326	4,483
Private securities [member] | Baal.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,775
Private securities [member] | BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	26,956
Private securities [member] | BBB(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	31,173
Private securities [member] | B- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,098	29,711
Private securities [member] | CCC(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 209,248
Private securities [member] | AAA(arg) [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		33,736
Private securities [member] | raAAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		37,322
Private securities [member] | Aa2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		56,894
Private securities [member] | Aa3.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		13,338
Private securities [member] | A2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		3,783
Private securities [member] | Baa1.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		216,292
Private securities [member] | raBBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,506
Private securities [member] | B2.ar [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		$ 5,348